NYSE

Received SEC

AUG 1 1 2015

Washington, DC 20549

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
20 Broad Street, 16th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

CERTNYS
001-33708

August 11, 2015

15008039

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration shares of the following notes of Philip Morris International Inc. under the Exchange Act of 1934:

- 1.250% Notes due 2017
- 3.375% Notes due 2025

Sincerely,

Silvio Conte